COMMON STOCK/PAID IN CAPITAL	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
COMMON STOCK/PAID IN CAPITAL [Abstract]
COMMON STOCK/PAID IN CAPITAL
NOTE 5 - COMMON STOCK/PAID IN CAPITAL

Effective April 2012, the Company completed a reincorporation in the State of Delaware from the State of Utah.  The current number of authorized shares of common stock is 750,000,000 and the number of authorized shares of preferred stock is 50,000,000.

During February and March 2013, the Company sold 47,000,000 shares of common stock for cash proceeds of $470,000.

During April 2013, the Company issued a total of 6,000,000 shares of common stock to two third parties for services rendered.  The shares were valued at $60,000.

During April 2013, the Company issued 10,000,000 shares of common stock to John B. Connally III as consideration for termination of a consulting agreement.  The shares were valued at $100,000.

During April 2013, the Company issued 243,516,666 shares of common stock to third parties in connection with the Assignment Agreement (see Note 3 above).  The shares were valued at $2,435,167.

During April 2013, the Company sold 16,666,667 shares of common stock for $2,000,000 cash or $0.12 per share. The shares were subsequently issued in July 2013.

During May 2013, the Company was obligated to issue 10,000,000 shares of common stock to its chief executive officer to settle $1,200,000 in debt (see Note 4 above).  The shares were subsequently issued in July 2013.

During June 2013, the Company sold 833,333 shares of common stock for $100,000 cash or $0.12 per share. The shares were subsequently issued in July 2013.

During August and September 2013, the Company sold a total of 8,043,334 shares of common stock for $965,200 cash at $0.12 per share.

During October 2013, the Company sold 42,952,773 shares of common stock in a private placement at a price of $0.12 per share for $5,154,333 cash.

In October 2013, the Company issued 1,503,403 shares of common stock to Dr. Bain, the Company's chief operating officer, for the conversion of $180,408 of convertible debt and accrued interest (see Note 4, above).

In October 2013, the Company issued 937,500 shares of common stock to Brady Rodgers, the Company's vice president, to settle $112,500 of fees due to Mr. Rodgers for services rendered.

In October 2013, the Company issued 1,620,000 shares of common stock, with a fair value of $194,400, to three employees pursuant to employment arrangements. The Company also made gross-up payments to cover the three employees' personal income tax obligations in connection with these grants.

In October 2013, the Company issued to Brady Rodgers, the Company's vice president Engineering and Business Development, a ten-year option to purchase 2,000,000 shares of the Company's common stock at an exercise price of $0.12 per share.  A fair value of $177,298 was computed using the Black-Scholes option-pricing model, of which $12,816 has been capitalized to exploration costs and subsequently impaired, and $12,816 has been recorded as general & administrative expense during the three months ended December 31, 2013.  The options vest 50% in October 2014 and 50% in October 2015.

NOTE 7 - COMMON STOCK/PAID IN CAPITAL

In October 2011, the Company sold 2,000,000 shares of common stock for $20,000 cash in a private placement.

Effective April 13, 2012, the Company completed a reincorporation in the State of Delaware from the State of Utah.  The reincorporation was effected by the merger of Plan A with and into GulfSlope Energy, Inc., a newly formed, wholly owned Delaware subsidiary.  As of the effective time of the reincorporation merger, Plan A ceased to exist as a separate entity with GulfSlope being the surviving entity.  Each outstanding share of common stock of Plan A was automatically converted into one share of GulfSlope common stock.  The par value of GulfSlope common stock and preferred stock changed from $0.01 per share to $0.001 per share.  In addition, the number of authorized shares of common stock was increased from 50,000,000 to 750,000,000 and the number of authorized shares of preferred stock was increased from 5,000,000 to 50,000,000.  These financial statements and related notes give retroactive effect to the change in par value.

In May 2012, the Company issued 20,000,000 shares of common stock to John Preftokis, the Company's former president and chief executive officer, for services rendered valued at $200,000 or $0.01 per share.

In May 2012, the Company issued 10,000,000 shares of common stock to five third parties for services rendered valued at $100,000 or $0.01 per share.

In May 2012, the Company issued 50,000,000 shares of common stock to a third party for services rendered pursuant to a one-year consulting agreement. This agreement was valued at $500,000 or $0.01 per share.  As of September 30, 2012, $208,333 had been expensed with $291,667 recorded as a prepaid expense.  The remaining $291,667 was expensed as of September 30, 2013.

In May 2012, the Company issued 50,000,000 shares of common stock to James Askew, its former president and chief executive officer, for services rendered pursuant to a one-year consulting agreement.  This agreement was valued at $500,000 or $0.01 per share and expensed in full as the issuance was to an employee of the Company (see Note 6 above).

In May and June 2012, the Company sold 76,500,000 shares of common stock for $765,000 cash in a private placement.

In June 2012, the Company entered into a one-year consulting agreement with John Preftokis, the Company's former president and chief executive officer, for 5,000,000 shares of common stock.  The shares were subsequently issued in July 2012.  This agreement was valued at $50,000, or $0.01 per share.  As of September 30, 2012, $13,611 had been expensed with $36,389 recorded as a prepaid expense.  The remaining $36,389 was expensed as of September 30, 2013.

During February and March 2013, the Company sold 47,000,000 shares of common stock for cash proceeds of $470,000.

During April 2013, the Company issued a total of 6,000,000 shares of common stock to two third parties for services rendered.  The shares were valued at $60,000.

During April 2013, the Company issued 10,000,000 shares of common stock to John B. Connally III as consideration for termination of a consulting agreement (see Note 6 above).

During April 2013, the Company issued 243,516,666 shares of common stock to third parties in relation to the licensing of certain seismic data (see Note 3 above), of which 190,045,556 of the shares were issued to John Seitz and 40,045,555 shares were issued to Ronald A. Bain.  As a result of that transaction, both Mr. Seitz and Dr. Bain became holders in excess of 5% of our outstanding shares of common stock.  Prior to this transaction neither Mr. Seitz nor Dr. Bain were officers, directors or 5% or more shareholders.

During April 2013, the Company sold 16,666,667 shares of common stock for $2,000,000 cash or $0.12 per share.

During June 2013, the Company sold 833,333 shares of common stock for $100,000 cash or $0.12 per share.

During July 2013, the Company issued 10,000,000 shares of common stock to its chief executive officer upon conversion of $1,200,000 in debt (see Note 6 above).

During August and September 2013, the Company sold a total of 8,043,334 shares of common stock for $965,200 cash or $0.12 per share.